Debt (Details)						1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 22, 2019 USD ($)	Sep. 23, 2019 USD ($)	Sep. 01, 2018	Jan. 25, 2018 USD ($)	Aug. 03, 2016 USD ($)	Dec. 31, 2019 USD ($)	Jan. 31, 2018 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 22, 2019 USD ($)	Jun. 30, 2016 USD ($)
Debt
Deferred debt issuance cost						$ 1,200,000		$ 1,200,000		$ 1,200,000	$ 5,200,000
Loss on extinguishment of debt										4,532,000	9,785,000
Interest expense								400,000	$ 3,900,000	12,200,000	14,900,000	$ 17,900,000
Long-term debt, net of current portion						50,941,000		148,826,000		50,941,000	241,051,000
Current portion of long-term debt						0.0				0.0	2,500,000
Deferred debt issuance costs						1,200,000		1,200,000		1,200,000	5,200,000
Amortization of debt issuance costs								$ 62,000	$ 211,000	679,000	889,000	$ 1,372,000
IPO
Debt
Repayment of debt	$ 26,100,000	$ 170,300,000
2016 Term Loan
Debt
Principal amount of debt															$ 150,000,000.0
Increase in face amount					$ 20,000,000.0
2016 Term Loan | LIBO rate
Debt
Floor rate (as a percent)													1.00%
Variable rate spread (as a percent)													9.25%
2016 Term Loan | Base rate
Debt
Floor rate (as a percent)													2.00%
Variable rate spread (as a percent)													8.25%
2016 Revolver
Debt
Principal committed amount													$ 10,000,000.0
2016 Revolver | From September 30, 2016
Debt
Revenue recurring leverage ratio													2.1
2016 Revolver | Until September 30, 2018
Debt
Revenue recurring leverage ratio													1.3
2016 Revolver | From December 31, 2018
Debt
Total leverage ratio													8.3
2016 Revolver | Until June 31, 2021
Debt
Total leverage ratio													2.4
2018 Term Loan
Debt
Principal amount of debt				$ 250,000,000.0			$ 250,000,000.0
Deferred debt issuance cost														$ 4,600,000
Loss on extinguishment of debt										3,600,000
Percentage of principal amount payable quarterly			0.25%
Deferred debt issuance costs														$ 4,600,000
2018 Term Loan | IPO
Debt
Repayment of debt		$ 196,400,000
2018 Term Loan | LIBO rate
Debt
Floor rate (as a percent)			1.00%
Variable rate spread (as a percent)			3.75%
2018 Term Loan | Base rate
Debt
Floor rate (as a percent)			2.00%
Variable rate spread (as a percent)			2.75%
2018 Revolver
Debt
Principal committed amount				25,000,000.0			25,000,000.0
Threshold stock repurchases				$ 1,500,000			$ 1,500,000
Threshold percentage of consolidated EBITDA				3.75%			3.75%
Total leverage ratio as exceptions				4.25			4.25
Threshold percentage of parents market capitalization				7.00%			7.00%
Loss on extinguishment of debt											$ 9,800,000
2018 Revolver | LIBO rate
Debt
Floor rate (as a percent)							1.00%
Variable rate spread (as a percent)							3.75%
2018 Revolver | Base rate
Debt
Floor rate (as a percent)							2.00%
Variable rate spread (as a percent)							2.75%
2019 Credit Agreement
Debt
Principal amount of debt						$ 150,000,000.0				150,000,000.0
Consolidated interest coverage ratio						3.50
Threshold stock repurchases						$ 5,000,000				5,000,000
Number of quarters						4
Threshold unlimited amounts						$ 19,500,000
Threshold percentage of consolidated EBITDA						15.00%
Total leverage ratio as exceptions						6.00
Loss on extinguishment of debt										900,000
2019 Credit Agreement | Minimum
Debt
Principal amount of debt						$ 10,000,000				$ 10,000,000
Senior secured net leverage ratio						3.50
Commitment fee percentage						0.20%
2019 Credit Agreement | Maximum
Debt
Senior secured net leverage ratio						4.00
Commitment fee percentage						0.35%
2019 Credit Agreement | Federal funds rate
Debt
Variable rate spread (as a percent)						0.50%
2019 Credit Agreement | LIBO rate | Minimum
Debt
Variable rate spread (as a percent)						1.25%
2019 Credit Agreement | LIBO rate | Maximum
Debt
Variable rate spread (as a percent)						2.00%
2019 Credit Agreement | Adjusted one month LIBOR
Debt
Variable rate spread (as a percent)						1.00%
2019 Credit Agreement | Base rate | Minimum
Debt
Variable rate spread (as a percent)						0.25%
2019 Credit Agreement | Base rate | Maximum
Debt
Variable rate spread (as a percent)						1.00%